Lease Commitments	12 Months Ended
Jun. 30, 2012
Lease Commitments

15. Lease Commitments

The Company leases certain facilities under non-cancelable operating leases. Rent expense associated with the leases facilities totaled $9.5 million and $8.4 million for the years ended June 30, 2012 and 2011, respectively. The Company also leases certain school vehicles under non-cancelable operating leases. Operating lease expense associated with these leased school vehicles totaled $11.7 million and $8.4 million for the years ended June 30, 2012 and 2011, respectively. The terms of these and other leases expire at various times through 2021.

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Operating Leases	Vehicle Leases	Total
Year ending June 30,
2013	$9,606	$10,107	$19,713
2014	6,654	9,134	15,788
2015	5,330	8,118	13,448
2016	4,156	6,131	10,287
2017	2,404	3,171	5,575
2018 and thereafter	3,807	—	3,807

Total minimum payments	$31,957	$36,661	$68,618